Group cash flow statement - USD ($) $ in Millions		12 Months Ended
		Dec. 31, 2024		Dec. 31, 2023		Dec. 31, 2022
Cash flows from operating activities
Profit before taxation		$ 498		$ 290		$ 235
Net interest expense		121		98		66
Depreciation, amortisation and impairment		645		683		617
Loss on disposal of property, plant and equipment and software		22		18		11
Share-based payments expense (equity-settled)		40		39		40
Share of results of associates		10		30		141
Pension costs less cash paid		16		3		6
Increase in inventories		(42)		(178)		(407)
Increase in trade and other receivables		(81)		(49)		(103)
Decrease/(increase) in trade and other payables and provisions		16		(105)		(25)
Cash generated from operations		1,245		829		581
Interest received		22		8		7
Interest paid		(140)		(104)		(73)
Income taxes paid		(140)		(125)		(47)
Net cash inflow from operating activities		987		608		468
Cash flows from investing activities
Acquisitions, net of cash acquired		(186)		(21)		(113)
Capital expenditure		(381)		(427)		(358)
Purchase of investments		(1)				(2)
(Investment in)/distribution from associate		(1)				1
Net cash used in investing activities		(569)		(448)		(472)
Cash flows from financing activities
Proceeds from issue of ordinary share capital						1
Purchase of own shares						(158)
Payment of capital element of lease liabilities		(55)		(52)		(54)
Proceeds from borrowings due within one year				326
Settlement of borrowings due within one year		(705)		(151)		(407)
Proceeds from borrowings due after one year		1,000				485
Settlement of borrowings due after one year						(474)
Proceeds from own shares		1				5
Settlement of currency swaps				4		3
Equity dividends paid		(327)		(327)		(327)
Net cash used in financing activities		(86)		(200)		(926)
Net increase/(decrease) in cash and cash equivalents		332		(40)		(930)
Cash and cash equivalents at beginning of year		300	[1]	344	[1]	1,285
Exchange adjustments		(15)		(4)		(11)
Cash and cash equivalents at end of year	[1]	$ 617		$ 300		$ 344

[1]	Cash and cash equivalents is net of bank overdrafts of $2m (2023: $2m, 2022: $6m).